Investments - Composition of Corporate Securities Portfolio by Sector (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Fair Value		$ 31,037.0	$ 29,029.4
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 23,934.4	$ 23,932.2	$ 21,769.0
Concentration risk percentage	100.00%	100.00%	100.00%
Corporate securities | Sector Risk | Industrial
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 4,418.5	$ 4,446.7	$ 4,020.8
Concentration risk percentage	18.50%	18.60%	18.50%
Corporate securities | Sector Risk | Consumer discretionary
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 3,420.4	$ 3,379.9	$ 2,994.9
Concentration risk percentage	14.30%	14.10%	13.80%
Corporate securities | Sector Risk | Utilities
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 3,109.2	$ 3,088.8	$ 2,466.4
Concentration risk percentage	13.00%	12.90%	11.30%
Corporate securities | Sector Risk | Financial
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 2,864.5	$ 2,826.1	$ 2,281.5
Concentration risk percentage	12.00%	11.80%	10.50%
Corporate securities | Sector Risk | Consumer staples
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 2,713.2	$ 2,704.0	$ 2,785.5
Concentration risk percentage	11.30%	11.30%	12.80%
Corporate securities | Sector Risk | Health care
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 2,510.5	$ 2,635.5	$ 2,832.6
Concentration risk percentage	10.50%	11.00%	13.00%
Corporate securities | Sector Risk | Other
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 4,898.1	$ 4,851.2	$ 4,387.3
Concentration risk percentage	20.40%	20.30%	20.10%